Financial investments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Financial investments

5	Financial investments
		Consolidated
		2025	2024
Fair value through profit or loss
LFT´s and LF´s	(i)	784	1,408
Restricted funds investments	(ii)	522	345
Other		59	79
Total		1,365	1,832
Current assets		1,336	1,786
Non-current assets	(iii)	29	46
Total		1,365	1,832

(i) These refer to Brazilian floating-rate government bonds (“LFTs”) issued by the Brazilian federal government and floating-rate bonds (“LFs”) issued by financial institutions, whose purpose is the immediate negotiation or future sale.

(ii) Includes the following amounts: R$ 138 (2024: R$ 115) in restricted funds used in the Program for Relocation of Residents in Alagoas; and R$ 384 (2024: R$ 230) regarding reserve accounts linked to the fulfilment of contractual obligations.

(iii) On the statement of financial position, the balance of non-current assets is presented under Other receivables.

In the fiscal year ended December 31, 2025, financial investments and cash equivalents (Note 4) in Brazilian reais had an average yield of 100.39% of the Brazil interbank deposit certificate (“CDI”) p.a. (2024: 102.25%) and financial investments and cash equivalents in foreign currency (Note 4) had an average yield of 4.51% p.a. (2024: 5.46% p.a.).